                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

                      Morgan Stanley Global Advantage Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York      10020
                 (Address of principal executive offices)        (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL ADVANTAGE FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the six months ended November 30, 2004

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2004

                                                      MORGAN
                                                     STANLEY       LIPPER
                                                     CAPITAL       GLOBAL       LIPPER
                                               INTERNATIONAL    LARGE-CAP       GLOBAL
                                                      (MSCI)   CORE FUNDS        FUNDS
CLASS A     CLASS B     CLASS C    CLASS D    WORLD INDEX(1)     INDEX(2)     INDEX(3)
   6.49%       6.13%       6.25%      6.79%             8.94%        7.05%        8.70%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The equity markets performed well for the six months ended November 30, 2004. Economic data released during the period demonstrated that growth was continuing, but at a slower pace. The recovery of the job market also progressed steadily, though at a pace slower than had been anticipated by some. The timely conclusion of the U.S. presidential election without incident alleviated concerns among investors that a drawn-out election could hurt the markets. Although rising oil prices were a cause of anxiety for investors during the period, the rapid retreat from a high in oil prices in the final month bolstered an equity rally at the end of the period.

The Japanese economy weakened over the period, with gross domestic product (GDP) estimates falling well below expectations in the fourth calendar quarter of 2004. Consumer confidence faltered in Japan and industrial production subsided there as well, largely the result of the moderation of growth in China and the slowing of economies elsewhere in the world. In Europe, economic growth over the period was led chiefly by exports, as consumer spending fell below what had been anticipated. Data in the final months of the period suggested that European exports had also begun to slow. The weakening dollar and the reciprocal strength of the euro contributed to this trend. However, European companies have generally performed better than the region's economy, as they have continued to benefit from expansion in the global economy.

While the equity markets in general saw positive returns for the period, a number of sectors outperformed others. Among them, the energy sector performed particularly well due to the rising price of oil. Telecommunications stocks made gains as a result of progress made in the restructuring of many such firms, and a number of materials companies also performed strongly. Semiconductor and semiconductor equipment stocks generally underperformed, hurt by a buildup of excess inventory and a downgrading of sales projections. Pharmaceutical stocks were hindered by concerns over the possible results of the presidential election, apprehension about the strength of new product pipelines and the fallout from Merck's withdrawal of painkiller Vioxx in September.

PERFORMANCE ANALYSIS

Morgan Stanley Global Advantage Fund underperformed the MSCI World Index, the Lipper Global Large-Cap Core Funds Index and the Lipper Global Funds Index for the six months ended November 30, 2004. The Fund utilizes fundamental research to seek out companies believed to have long-term growth potential and/or relatively attractive valuations, and holdings result generally from a bottom-up stock selection process. As a result, the Fund's performance relative to its benchmarks was largely driven by stock selection decisions. The Fund maintained an underweighted position in energy stocks relative to the MSCI World Index during a period of rising oil prices, thus leading to underperformance. However, ironically, this positioning became beneficial late in the period when oil prices fell rapidly from their highs. An overweighted position in pharmaceuticals stocks relative to the MSCI World Index served also as a detractor from performance, as these stocks were hurt by investor concern about the strength of drug development pipelines and the potential for unfavorable price controls following the U.S. presidential election. In addition, high-profile withdrawal by Merck of its drug Vioxx during the period further hampered the performance of pharmaceuticals stocks in general. The Fund's holdings in retailing companies served as another hindrance on performance. Interactive Corp. within the sector was particularly negative for the Fund, as this company reported revenues below what had been generally expected by the market.

Other positions yielded more positive results for the Fund over the period. Stock selection in technology companies boosted performance, as a number of holdings benefited from upgrades of earnings estimates that occurred during the period. These companies included Intuit, Oracle, Accenture and Amadeus, a technology provider for the travel industry. Stock selection in the food, beverages and tobacco sector was similarly helpful. Within this sector the European tobacco company Altadis performed well as a result of strong sales and cash generation, while Altria benefited from a moderation of litigation concerns during the period. An underweighted position in Coca-Cola was positive for the Fund as poor sales due to cold weather, an increase in input costs, and concerns over growth potential hindered this stock. Stock selection of health-care stocks was also beneficial to performance. Aetna was the significant gainer among them, helped by a positive operating environment and company progress in restructuring.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

   TOP 10 HOLDINGS

   Citigroup, Inc.                              2.7%

   Royal Dutch Petroleum Co.                    2.6

   GlaxoSmithKline PLC                          2.4

   Novartis AG (Registered Shares)              2.3

   Bank of America Corp.                        1.9

   International Business Machines Corp.        1.9

   British Sky Broadcasting Group PLC           1.8

   Allianz AG (Registered Shares)               1.7

   Total S.A.                                   1.7

   Tyco International (Bermuda)                 1.6

   TOP FIVE COUNTRIES

   United States                               42.5%

   Japan                                       12.7

   United Kingdom                              11.5

   Netherlands                                  7.5

   France                                       5.6

DATA AS OF NOVEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD (INCLUDING THE UNITED STATES). THE FUND'S EQUITY SECURITIES MAY INCLUDE COMMON STOCK, PREFERRED STOCK, DEPOSITARY RECEIPTS AND/OR CONVERTIBLE SECURITIES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., AND THE FUND'S "SUB-ADVISOR," MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, UTILIZES FUNDAMENTAL RESEARCH TO SEEK COMPANIES THAT IT BELIEVES HAVE LONG-TERM GROWTH POTENTIAL AND/OR RELATIVELY ATTRACTIVE VALUATIONS. THE FUND'S PORTFOLIO MANAGEMENT TEAM GENERALLY UTILIZES A BOTTOM-UP STOCK SELECTION PROCESS BASED ON FUNDAMENTAL RESEARCH PERFORMED BY THE SUB-ADVISOR'S ANALYSTS THROUGHOUT THE WORLD, BUT ALSO CONSIDERS GLOBAL INDUSTRY TRENDS IN MAKING CERTAIN INDUSTRY ALLOCATIONS. THE SUB-ADVISOR TYPICALLY SEEKS TO CONSTRUCT A PORTFOLIO OF COMPANIES REFLECTING A MIX OF BOTH "GROWTH" AND "VALUE" STYLES. THE SUB-ADVISOR EVALUATES "GROWTH" TYPE COMPANIES THROUGH ANALYSIS OF VARIOUS EARNINGS MEASURES, AND IT ASSESSES "VALUE" TYPE COMPANIES USING MEASURES SUCH AS VALUATION RELATIVE TO FREE CASH FLOW GENERATION. IN DETERMINING WHETHER TO SELL A PARTICULAR SECURITY, THE SUB-ADVISOR CONSIDERS A NUMBER OF FACTORS, INCLUDING CHANGES IN THE ISSUER'S FINANCIAL AND/OR INDUSTRY POSITION, AS WELL AS GENERAL ECONOMIC AND MARKET CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED NOVEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2004

                                  CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                                  (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)
  SYMBOL                                     GADAX                 GADBX                 GADCX                 GADDX
  1 YEAR                                     13.40%(4)             12.57%(4)             12.68%(4)             13.78%(4)
                                              7.44(5)               7.57(5)              11.68(5)                 --
  5 YEARS                                    (5.17)(4)             (5.89)(4)             (5.87)(4)             (4.95)(4)
                                             (6.19)(5)             (6.22)(5)             (5.87)(5)                --
  SINCE INCEPTION                            (0.89)(4)             (1.64)(4)             (1.59)(4)             (0.66)(4)
                                             (1.68)(5)             (1.64)(5)             (1.59)(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE LIPPER GLOBAL LARGE-CAP CORE FUNDS CLASSIFICATION AS OF THE FUND'S LATEST FISCAL PERIOD.

(3) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   BEGINNING           ENDING         EXPENSES PAID
                                                                 ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD *
                                                               ----------------   ----------------   ----------------
                                                                                                        06/01/04 -
                                                                   06/01/04           11/30/04           11/30/04
                                                               ----------------   ----------------   ----------------
CLASS A
Actual (6.49% return)                                          $       1,000.00   $       1,064.90   $           6.63
Hypothetical (5% annual return before expenses)                $       1,000.00   $       1,018.65   $           6.48

CLASS B
Actual (6.13% return)                                          $       1,000.00   $       1,061.30   $          10.49
Hypothetical (5% annual return before expenses)                $       1,000.00   $       1,014.89   $          10.25

CLASS C
Actual (6.25% return)                                          $       1,000.00   $       1,062.50   $          10.50
Hypothetical (5% annual return before expenses)                $       1,000.00   $       1,014.89   $          10.25

CLASS D
Actual (6.79% return)                                          $       1,000.00   $       1,067.90   $           5.34
Hypothetical (5% annual return before expenses)                $       1,000.00   $       1,019.90   $           5.22

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.28%, 2.03%, 2.03% AND 1.03% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY GLOBAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                    VALUE
----------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.1%)

             BERMUDA (3.2%)
             INDUSTRIAL CONGLOMERATES
   176,738   Tyco International Ltd.                                                  $    6,003,790
                                                                                      --------------
             INFORMATION TECHNOLOGY
             SERVICES
   125,703   Accenture Ltd. (ADR)*                                                         3,260,736
                                                                                      --------------
             INSURANCE BROKERS/SERVICES
    81,363   Willis Group Holdings Ltd.                                                    3,079,590
                                                                                      --------------
             TOTAL BERMUDA                                                                12,344,116
                                                                                      --------------
             FRANCE (5.6%)
             ELECTRICAL PRODUCTS
    82,621   Schneider Electric S.A.                                                       5,736,359
                                                                                      --------------
             INTEGRATED OIL
    29,252   Total S.A.                                                                    6,401,898
                                                                                      --------------
             INTERNET SOFTWARE/SERVICES
    87,644   Business Objects S.A.*                                                        2,053,214
                                                                                      --------------
             MAJOR BANKS
    57,395   BNP Paribas                                                                   3,988,737
                                                                                      --------------
             MAJOR TELECOMMUNICATIONS
   102,401   France Telecom S.A.*                                                          3,215,345
                                                                                      --------------
             TOTAL FRANCE                                                                 21,395,553
                                                                                      --------------
             GERMANY (4.3%)
             MAJOR TELECOMMUNICATIONS
   239,718   Deutsche Telekom AG
              (Registered Shares)*                                                         5,090,225
                                                                                      --------------
             MOTOR VEHICLES
   108,802   Volkswagen AG                                                                 4,908,358
                                                                                      --------------
             MULTI-LINE INSURANCE
    51,439   Allianz AG (Registered Shares)                                                6,425,785
                                                                                      --------------
             TOTAL GERMANY                                                                16,424,368
                                                                                      --------------
             HONG KONG (1.0%)
             REAL ESTATE DEVELOPMENT
   398,000   Sun Hung Kai Properties Ltd.                                                  3,953,897
                                                                                      --------------
             ITALY (2.5%)
             INTEGRATED OIL
   120,237   ENI SpA                                                                  $    2,950,969
                                                                                      --------------
             MAJOR BANKS
   240,596   SanPaolo IMI SpA                                                              3,302,541
   563,274   UniCredito Italiano SpA                                                       3,106,186
                                                                                      --------------
                                                                                           6,408,727
                                                                                      --------------
             TOTAL ITALY                                                                   9,359,696
                                                                                      --------------
             JAPAN (12.7%)
             CHEMICALS: SPECIALTY
    88,300   Shin-Etsu Chemical Co., Ltd.                                                  3,420,886
 1,132,000   Sumitomo Chemical Co., Ltd.                                                   5,638,567
                                                                                      --------------
                                                                                           9,059,453
                                                                                      --------------
             ELECTRIC UTILITIES
   127,300   Tokyo Electric Power
              Co., Inc.                                                                    3,040,664
                                                                                      --------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
    82,400   Canon, Inc.                                                                   4,128,401
                                                                                      --------------
             ELECTRONICS/APPLIANCES
   140,100   Sony Corp.                                                                    5,101,223
                                                                                      --------------
             HOUSEHOLD/PERSONAL CARE
   168,000   Kao Corp.                                                                     4,045,441
                                                                                      --------------
             INDUSTRIAL MACHINERY
    35,000   SMC Corporation                                                               3,860,569
                                                                                      --------------
             INVESTMENT BANKS/BROKERS
   288,000   Daiwa Securities Group Inc.                                                   1,968,657
                                                                                      --------------
             MAJOR BANKS
   607,000   Sumitomo Trust & Banking
              Co., Ltd. (The)                                                              4,043,130
                                                                                      --------------
             MOTOR VEHICLES
   129,800   Toyota Motor Corp.                                                            4,864,822
                                                                                      --------------
             PHARMACEUTICALS: MAJOR
    66,800   Takeda Pharmaceutical
              Co., Ltd.                                                                    3,281,950
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                    VALUE
----------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATIONS
     2,822   NTT DoCoMo, Inc.                                                         $    4,904,729
                                                                                      --------------
             TOTAL JAPAN                                                                  48,299,039
                                                                                      --------------
             NETHERLANDS (7.5%)
             AIR FREIGHT/COURIERS
   157,605   TPG N.V.                                                                      4,129,871
                                                                                      --------------
             FOOD RETAIL
   620,812   Koninklijke Ahold NV*                                                         4,570,139
                                                                                      --------------
             FOOD: MAJOR DIVERSIFIED
    24,508   Unilever NV
              (Share Certificates)                                                         1,540,708
                                                                                      --------------
             FOOD: SPECIALTY/CANDY
    93,517   Royal Numico NV*                                                              3,330,312
                                                                                      --------------
             INTEGRATED OIL
   171,333   Royal Dutch Petroleum Co.                                                     9,812,460
                                                                                      --------------
             PUBLISHING: BOOKS/MAGAZINES
   267,901   Wolters Kluwer NV
              (Share Certificates)                                                         5,140,450
                                                                                      --------------
             TOTAL NETHERLANDS                                                            28,523,940
                                                                                      --------------
             SOUTH KOREA (0.5%)
             WIRELESS TELECOMMUNICATIONS
    84,323   SK Telecom Co., Ltd. (ADR)                                                    1,898,111
                                                                                      --------------
             SPAIN (2.2%)
             MAJOR TELECOMMUNICATIONS
   261,792   Telefonica S.A.                                                               4,598,830
                                                                                      --------------
             TOBACCO
    90,948   Altadis, S.A.                                                                 3,712,564
                                                                                      --------------
             TOTAL SPAIN                                                                   8,311,394
                                                                                      --------------
             SWEDEN (1.4%)
             INDUSTRIAL MACHINERY
   134,307   Sandvik AB                                                                    5,433,406
                                                                                      --------------
             SWITZERLAND (3.8%)
             FINANCIAL CONGLOMERATES
    72,896   UBS AG (Registered Shares)                                                    5,887,680
                                                                                      --------------
             PHARMACEUTICALS: MAJOR
   182,798   Novartis AG (Registered
              Shares)                                                                 $    8,752,759
                                                                                      --------------
             TOTAL SWITZERLAND                                                            14,640,439
                                                                                      --------------
             TAIWAN (0.4%)
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
   102,713   AU Optronics Corp.                                                            1,348,622
                                                                                      --------------
             UNITED KINGDOM (11.5%)
             CABLE/SATELLITE TV
   633,182   British Sky Broadcasting
              Group PLC                                                                    6,746,010
                                                                                      --------------
             CHEMICALS: MAJOR DIVERSIFIED
 1,163,724   Imperial Chemical
              Industries PLC                                                               5,268,381
                                                                                      --------------
             HOTELS/RESORTS/CRUISELINES
    59,351   Carnival PLC                                                                  3,315,005
                                                                                      --------------
             LIFE/HEALTH INSURANCE
   730,687   Prudential PLC                                                                5,827,291
                                                                                      --------------
             MAJOR BANKS
   338,670   Barclays PLC                                                                  3,493,408
   219,653   HSBC Holdings PLC                                                             3,738,468
    63,895   Royal Bank of Scotland
              Group PLC                                                                    1,962,600
                                                                                      --------------
                                                                                           9,194,476
                                                                                      --------------
             PHARMACEUTICALS: MAJOR
   437,271   GlaxoSmithKline PLC                                                           9,196,378
                                                                                      --------------
             WIRELESS TELECOMMUNICATIONS
 1,618,862   Vodafone Group PLC                                                            4,391,137
                                                                                      --------------
             TOTAL UNITED KINGDOM                                                         43,938,678
                                                                                      --------------
             UNITED STATES (42.5%)
             ADVERTISING/MARKETING SERVICES
   204,077   Interpublic Group of
              Companies, Inc. (The)*                                                       2,532,596
                                                                                      --------------
             ALUMINUM
   135,454   Alcoa, Inc.                                                                   4,602,727
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                    VALUE
----------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY
    58,894   Amgen Inc.*                                                              $    3,535,996
                                                                                      --------------
             CASINO/GAMING
   138,998   GTECH Holdings Corp.                                                          3,356,802
   132,975   International Game Technology                                                 4,700,666
                                                                                      --------------
                                                                                           8,057,468
                                                                                      --------------
             COMPUTER COMMUNICATIONS
   295,526   Cisco Systems, Inc.*                                                          5,529,291
                                                                                      --------------
             COMPUTER PROCESSING HARDWARE
   245,085   Sun Microsystems, Inc.*                                                       1,360,222
                                                                                      --------------
             DEPARTMENT STORES
    72,586   Kohl's Corp.*                                                                 3,350,570
                                                                                      --------------
             DISCOUNT STORES
    45,649   Target Corp.                                                                  2,338,142
    63,314   Wal-Mart Stores, Inc.                                                         3,296,127
                                                                                      --------------
                                                                                           5,634,269
                                                                                      --------------
             ELECTRIC UTILITIES
   109,794   American Electric Power
              Co., Inc.                                                                    3,751,661
                                                                                      --------------
             ELECTRONIC EQUIPMENT/
             INSTRUMENTS
   180,424   Xerox Corp.*                                                                  2,764,096
                                                                                      --------------
             ELECTRONIC PRODUCTION
             EQUIPMENT
    43,246   KLA-Tencor Corp.*                                                             1,948,665
                                                                                      --------------
             FINANCE/RENTAL/LEASING
    53,706   Freddie Mac                                                                   3,665,972
                                                                                      --------------
             FINANCIAL CONGLOMERATES
   226,011   Citigroup, Inc.                                                              10,113,992
    71,051   State Street Corp.                                                            3,166,033
                                                                                      --------------
                                                                                          13,280,025
                                                                                      --------------
             HOME IMPROVEMENT CHAINS
    33,500   Lowe's Companies, Inc.                                                        1,853,555
                                                                                      --------------
             INDUSTRIAL CONGLOMERATES
   139,041   General Electric Co.                                                          4,916,490
                                                                                      --------------
             INFORMATION TECHNOLOGY
             SERVICES
    77,236   International Business
              Machines Corp.                                                          $    7,278,721
                                                                                      --------------
             INTEGRATED OIL
    36,111   ChevronTexaco Corp.                                                           1,971,661
                                                                                      --------------
             INTERNET RETAIL
   110,565   IAC/InterActiveCorp.*                                                         2,729,850
                                                                                      --------------
             INVESTMENT BANKS/BROKERS
    48,657   Goldman Sachs Group, Inc.
              (The)                                                                        5,097,307
    84,696   Merrill Lynch & Co., Inc.                                                     4,718,414
                                                                                      --------------
                                                                                           9,815,721
                                                                                      --------------
             INVESTMENT MANAGERS
    79,682   Franklin Resources, Inc.                                                      5,229,530
                                                                                      --------------
             MAJOR BANKS
   157,730   Bank of America Corp.                                                         7,298,167
                                                                                      --------------
             MANAGED HEALTH CARE
    37,484   Aetna, Inc.                                                                   4,442,229
                                                                                      --------------
             MEDIA CONGLOMERATES
   117,000   News Corp Inc. (Class A)                                                      2,069,730
   158,310   Viacom Inc. (Class B)
              (Non-Voting)                                                                 5,493,357
                                                                                      --------------
                                                                                           7,563,087
                                                                                      --------------
             MULTI-LINE INSURANCE
    53,396   American International
              Group, Inc.                                                                  3,382,637
                                                                                      --------------
             PACKAGED SOFTWARE
    69,832   Mercury Interactive Corp.*                                                    3,185,038
    94,098   Microsoft Corp.                                                               2,522,767
   459,898   Oracle Corp.*                                                                 5,822,309
                                                                                      --------------
                                                                                          11,530,114
                                                                                      --------------
             PHARMACEUTICALS: MAJOR
   190,380   Bristol-Myers Squibb Co.                                                      4,473,930
    58,518   Johnson & Johnson                                                             3,529,806
   153,024   Pfizer, Inc.                                                                  4,249,476
   177,174   Schering-Plough Corp.                                                         3,162,556
                                                                                      --------------
                                                                                          15,415,768
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                    VALUE
----------------------------------------------------------------------------------------------------
             PUBLISHING: NEWSPAPERS
    70,082   New York Times Co. (The)
             (Class A)                                                                $    2,873,362
                                                                                      --------------
             PULP & PAPER
    93,511   Bowater, Inc.                                                                 3,788,131
                                                                                      --------------
             RESTAURANTS
    66,771   Outback Steakhouse, Inc.                                                      2,891,184
                                                                                      --------------
             SEMICONDUCTORS
    79,312   Advanced Micro Devices, Inc.*                                                 1,687,759
    88,475   Marvell Technology Group
              Ltd.*                                                                        2,836,509
                                                                                      --------------
                                                                                           4,524,268
                                                                                      --------------
             TOBACCO
    76,458   Altria Group, Inc.                                                            4,395,570
                                                                                      --------------
             TOTAL UNITED STATES                                                         161,913,603
                                                                                      --------------
             TOTAL COMMON STOCKS
              (COST $353,998,039)                                                        377,784,862
                                                                                      --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             SHORT-TERM INVESTMENT (1.5%)
             REPURCHASE AGREEMENT
$    5,608   Joint repurchase agreement
              account 2.06% due
              12/01/04 (dated 11/30/04;
              proceeds $5,608,321) (a)
              (COST $5,608,000)                                                            5,608,000
                                                                                      --------------
TOTAL INVESTMENTS
 (COST $359,606,039) (b) (c)                   100.6%                                    383,392,862
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                   (0.6)                                     (2,430,641)
                                               -----                                  --------------
NET ASSETS                                     100.0%                                 $  380,962,221
                                               =====                                  ==============

       ADR   AMERICAN DEPOSITORY RECEIPT.
        *    NON-INCOME PRODUCING SECURITY.
       (a)   COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
       (b)   SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO
             $23,094,986, IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY
             CONTRACTS.
       (c)   THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE
             AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED
             APPRECIATION IS $37,028,814, AND THE AGGREGATE GROSS UNREALIZED
             DEPRECIATION IS $13,241,991, RESULTING IN NET UNREALIZED
             APPRECIATION OF $23,786,823.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2004:

                                                          UNREALIZED
      CONTRACTS          IN EXCHANGE       DELIVERY      APPRECIATION
     TO DELIVER              FOR             DATE       (DEPRECIATION)
----------------------------------------------------------------------
$            477,110   EUR    360,192      12/01/04     $        1,513
$             37,793   EUR     28,429      12/02/04                (17)
EUR        5,822,416   AUD 10,000,000      02/04/05            (72,240)
EUR        8,751,964   CAD 13,650,000      02/04/05           (135,488)
EUR        2,933,353   GBP  2,040,000      02/04/05            (19,567)
CHF        4,486,071   $    3,735,000      02/04/05           (210,880)
EUR          763,631   $      970,575      02/04/05            (44,428)
$             50,342   EUR     38,634      02/04/05              1,010
GBP        2,576,497   $    4,765,000      02/04/05           (134,622)
JPY    1,184,646,400   $   11,200,000      02/04/05           (353,017)
                                                        --------------
      Net unrealized depreciation                       $     (967,736)
                                                        ==============

CURRENCY ABBREVIATIONS:

AUD    Australian Dollar.
GBP    British Pound.
CAD    Canadian Dollar.
EUR    Euro.
JPY    Japanese Yen.
CHF    Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

                                                                                PERCENT OF
INDUSTRY                                                            VALUE       NET ASSETS
------------------------------------------------------------------------------------------
Pharmaceuticals: Major                                         $   36,646,855      9.6%
Major Banks                                                        30,933,237      8.1
Integrated Oil                                                     21,136,988      5.5
Financial Conglomerates                                            19,167,705      5.0
Major Telecommunications                                           12,904,400      3.4
Investment Banks/Brokers                                           11,784,378      3.1
Packaged Software                                                  11,530,114      3.0
Wireless Telecommunications                                        11,193,977      2.9
Industrial Conglomerates                                           10,920,280      2.9
Information Technology Services                                    10,539,457      2.8
Multi-Line Insurance                                                9,808,422      2.6
Motor Vehicles                                                      9,773,180      2.6
Industrial Machinery                                                9,293,975      2.4
Chemicals: Specialty                                                9,059,453      2.4
Electronic Equipment/Instruments                                    8,241,119      2.2
Tobacco                                                             8,108,134      2.1
Casino/Gaming                                                       8,057,468      2.1
Media Conglomerates                                                 7,563,087      2.0
Electric Utilities                                                  6,792,325      1.8
Cable/Satellite TV                                                  6,746,010      1.8
Life/Health Insurance                                               5,827,291      1.5
Electrical Products                                                 5,736,359      1.5
Discount Stores                                                     5,634,269      1.5
Repurchase Agreement                                                5,608,000      1.5
Computer Communications                                             5,529,291      1.4
Chemicals: Major Diversified                                        5,268,381      1.4
Investment Managers                                                 5,229,530      1.4
Publishing: Books/Magazines                                         5,140,450      1.3
Electronics/Appliances                                              5,101,223      1.3
Aluminum                                                            4,602,727      1.2
Food Retail                                                         4,570,139      1.2
Semiconductors                                                      4,524,268      1.2
Managed Health Care                                                 4,442,229      1.2
Air Freight/Couriers                                                4,129,871      1.1
Household/Personal Care                                             4,045,441      1.1
Real Estate Development                                             3,953,897      1.0
Pulp & Paper                                                        3,788,131      1.0
Finance/Rental/Leasing                                         $    3,665,972      1.0%
Biotechnology                                                       3,535,996      0.9
Department Stores                                                   3,350,570      0.9
Food: Specialty/Candy                                               3,330,312      0.9
Hotels/Resorts/Cruiselines                                          3,315,005      0.9
Insurance Brokers/Services                                          3,079,590      0.8
Restaurants                                                         2,891,184      0.8
Publishing: Newspapers                                              2,873,362      0.7
Internet Retail                                                     2,729,850      0.7
Advertising/Marketing Services                                      2,532,596      0.7
Internet Software/Services                                          2,053,214      0.5
Electronic Production Equipment                                     1,948,665      0.5
Home Improvement Chains                                             1,853,555      0.5
Food: Major Diversified                                             1,540,708      0.4
Computer Processing Hardware                                        1,360,222      0.3
                                                               --------------   ------
                                                               $  383,392,862*   100.6%
                                                               ==============   ======

                                                                                PERCENT OF
TYPE OF INVESTMENT                                                  VALUE       NET ASSETS
------------------------------------------------------------------------------------------
Common Stocks                                                  $  377,784,862      99.1%
Short-Term Investment                                               5,608,000       1.5
                                                               --------------     ------
                                                               $  383,392,862*    100.6%
                                                               ==============     ======

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $967,736.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $359,606,039)                                      $   383,392,862
Cash (including foreign currency valued at $168,393 with a cost of $167,961)                         168,960
Receivable for:
  Investments sold                                                                                 2,502,382
  Dividends                                                                                          527,103
  Compensated forward foreign currency contracts                                                     134,240
  Foreign withholding taxes reclaimed                                                                107,142
  Shares of beneficial interest sold                                                                  24,869
Prepaid expenses and other assets                                                                     58,908
                                                                                             ---------------
    TOTAL ASSETS                                                                                 386,916,466
                                                                                             ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                                   967,736
Payable for:
  Investments purchased                                                                            3,386,427
  Shares of beneficial interest redeemed                                                             744,949
  Distribution fee                                                                                   322,413
  Investment advisory fee                                                                            192,795
  Compensated forward foreign currency contracts                                                     180,359
  Administration fee                                                                                  25,188
Accrued expenses and other payables                                                                  134,378
                                                                                             ---------------
    TOTAL LIABILITIES                                                                              5,954,245
                                                                                             ---------------
    NET ASSETS                                                                               $   380,962,221
                                                                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                              $   735,244,635
Net unrealized appreciation                                                                       22,851,835
Accumulated net investment loss                                                                   (2,194,307)
Accumulated net realized loss                                                                   (374,939,942)
                                                                                             ---------------
    NET ASSETS                                                                               $   380,962,221
                                                                                             ===============
CLASS A SHARES:
Net Assets                                                                                   $    18,888,425
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                          2,299,463
    NET ASSET VALUE PER SHARE                                                                $          8.21
                                                                                             ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                          $          8.66
                                                                                             ===============
CLASS B SHARES:
Net Assets                                                                                   $   331,056,656
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                         42,483,754
    NET ASSET VALUE PER SHARE                                                                $          7.79
                                                                                             ===============
CLASS C SHARES:
Net Assets                                                                                   $    30,589,400
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                          3,912,929
    NET ASSET VALUE PER SHARE                                                                $          7.82
                                                                                             ===============
CLASS D SHARES:
Net Assets                                                                                   $       427,740
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                             51,280
    NET ASSET VALUE PER SHARE                                                                $          8.34
                                                                                             ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $186,417 foreign withholding tax)                                          $     2,558,004
Interest                                                                                              16,947
                                                                                             ---------------
    TOTAL INCOME                                                                                   2,574,951
                                                                                             ---------------
EXPENSES
Distribution fee (Class A shares)                                                                     24,949
Distribution fee (Class B shares)                                                                  1,690,502
Distribution fee (Class C shares)                                                                    152,361
Investment advisory fee                                                                            1,238,889
Transfer agent fees and expenses                                                                     547,507
Custodian fees                                                                                        71,739
Shareholder reports and notices                                                                       52,115
Professional fees                                                                                     34,408
Administration fee                                                                                    25,188
Registration fees                                                                                     21,305
Trustees' fees and expenses                                                                            2,806
Other                                                                                                 18,757
                                                                                             ---------------
    TOTAL EXPENSES                                                                                 3,880,526
                                                                                             ---------------
    NET INVESTMENT LOSS                                                                           (1,305,575)
                                                                                             ---------------

NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                                       16,158,848
Foreign exchange transactions                                                                       (821,323)
                                                                                             ---------------
    NET REALIZED GAIN                                                                             15,337,525
                                                                                             ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                        8,603,810
Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies                                                                 (551,387)
                                                                                             ---------------
    NET APPRECIATION                                                                               8,052,423
                                                                                             ---------------
    NET GAIN                                                                                      23,389,948
                                                                                             ---------------
NET INCREASE                                                                                 $    22,084,373
                                                                                             ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE SIX        FOR THE YEAR
                                                                                              MONTHS ENDED           ENDED
                                                                                           NOVEMBER 30, 2004     MAY 31, 2004
                                                                                           -----------------   ---------------
                                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                                          $    (1,305,575)  $    (1,272,343)
Net realized gain                                                                                 15,337,525        83,861,999
Net change in unrealized appreciation                                                              8,052,423         4,413,567
                                                                                             ---------------   ---------------

    NET INCREASE                                                                                  22,084,373        87,003,223

Net decrease from transactions in shares of beneficial interest                                  (60,996,363)     (105,929,962)
                                                                                             ---------------   ---------------

    NET DECREASE                                                                                 (38,911,990)      (18,926,739)

NET ASSETS:
Beginning of period                                                                              419,874,211       438,800,950
                                                                                             ---------------   ---------------

END OF PERIOD
(Including accumulated net investment losses of $2,194,307
and $888,732, respectively)                                                                  $   380,962,221   $   419,874,211
                                                                                             ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion and 0.545% to the portion of daily net assets exceeding $1.5 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $495,556 for the six months ended November 30, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $52,248,819 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $107,916 and $400, respectively and received $2,519 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2004 aggregated $207,898,128 and $271,833,596, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $37,100.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                               FOR THE SIX                            FOR THE YEAR
                                                               MONTHS ENDED                               ENDED
                                                            NOVEMBER 30, 2004                         MAY 31, 2004
                                                     ----------------------------------    ----------------------------------
                                                                  (UNAUDITED)
                                                          SHARES             AMOUNT             SHARES             AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                          18,132    $       135,144          1,487,063    $     9,879,783
Redeemed                                                    (440,134)        (3,403,596)        (2,062,347)       (14,095,934)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class A                                     (422,002)        (3,268,452)          (575,284)        (4,216,151)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                         195,230          1,427,987            798,135          5,610,459
Redeemed                                                  (7,632,151)       (55,746,665)       (14,320,625)       (99,788,018)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                   (7,436,921)       (54,318,678)       (13,522,490)       (94,177,559)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                          27,141            200,960             55,517            388,157
Redeemed                                                    (490,789)        (3,589,117)        (1,116,352)        (7,794,489)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                                     (463,648)        (3,388,157)        (1,060,835)        (7,406,332)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                           4,354             33,935              9,855             76,530
Redeemed                                                      (7,147)           (55,011)           (26,864)          (206,450)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                                       (2,793)           (21,076)           (17,009)          (129,920)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                      (8,325,364)   $   (60,996,363)       (15,175,618)   $  (105,929,962)
                                                     ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the Fund had a net capital loss carryforward of $390,189,045 of which $238,879,418 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to market of open forward foreign currency exchange contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                           MONTHS ENDED      ---------------------------------------------------------------------
                                         NOVEMBER 30, 2004      2004          2003           2002           2001           2000
                                         -----------------   ----------    ----------     ----------     ----------     ----------
                                            (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     7.71       $     6.32    $     7.16     $     8.70     $    12.71     $    10.84
                                            ----------       ----------    ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss)++                  0.00             0.03          0.03           0.01           0.00          (0.01)
  Net realized and unrealized
   gain (loss)                                    0.50             1.36         (0.87)         (1.55)         (2.61)          1.88
                                            ----------       ----------    ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       0.50             1.39         (0.84)         (1.54)         (2.61)          1.87
                                            ----------       ----------    ----------     ----------     ----------     ----------

Less distributions from net
 realized gain                                       -                -             -              -          (1.40)             -
                                            ----------       ----------    ----------     ----------     ----------     ----------

Net asset value, end of period              $     8.21       $     7.71    $     6.32     $     7.16     $     8.70     $    12.71
                                            ==========       ==========    ==========     ==========     ==========     ==========

TOTAL RETURN+                                     6.49%(1)        21.99%       (11.73)%       (17.70)%       (21.87)%        17.25%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          1.28%(2)         1.26%         1.31%          1.17%          1.05%          1.07%
Net investment income (loss)                      0.04%(2)         0.44%         0.48%          0.09%          0.02%         (0.10)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                  $   18,888       $   20,969    $   20,824     $   30,094     $   58,478     $   97,057
Portfolio turnover rate                             54%(1)          111%          135%            50%            51%            75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                           MONTHS ENDED      ---------------------------------------------------------------------
                                         NOVEMBER 30, 2004      2004          2003           2002           2001           2000
                                         -----------------   ----------    ----------     ----------    -----------    -----------
                                            (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning
 of period                                  $     7.34       $     6.06    $     6.93     $     8.48    $     12.52    $     10.76
                                            ----------       ----------    ----------     ----------    -----------    -----------
Income (loss) from investment operations:
  Net investment loss++                          (0.03)           (0.02)        (0.02)         (0.05)         (0.08)         (0.11)
  Net realized and
   unrealized gain (loss)                         0.48             1.30         (0.85)         (1.50)         (2.56)          1.87
                                            ----------       ----------    ----------     ----------     ----------     ----------
Total income (loss) from
 investment operations                            0.45             1.28         (0.87)         (1.55)         (2.64)          1.76
                                            ----------       ----------    ----------     ----------     ----------     ----------

Less distributions from net
 realized gain                                       -                -             -              -          (1.40)             -
                                            ----------       ----------    ----------     ----------     ----------     ----------

Net asset value, end of
 period                                     $     7.79       $     7.34    $     6.06     $     6.93    $      8.48    $     12.52
                                            ==========       ==========    ==========     ==========    ===========    ===========

TOTAL RETURN+                                     6.13%(1)        21.12%       (12.55)%       (18.28)%       (22.48)%        16.36%

RATIOS TO AVERAGE NET
 ASSETS(3):

Expenses                                          2.03%(2)         2.02%         2.07%          1.93%          1.82%          1.83%
Net investment loss                              (0.71)%(2)       (0.32)%       (0.28)%        (0.67)%        (0.75)%        (0.86)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                  $  331,057       $  366,269    $  384,467     $  609,319    $ 1,082,667    $ 1,688,392
Portfolio turnover rate                             54%(1)          111%          135%            50%            51%            75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                           MONTHS ENDED      ---------------------------------------------------------------------
                                         NOVEMBER 30, 2004      2004          2003           2002           2001           2000
                                         -----------------   ----------    ----------     ----------     ----------     ----------
                                            (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     7.36       $     6.08    $     6.95     $     8.50     $    12.55     $    10.78
                                            ----------       ----------    ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss++                          (0.03)           (0.02)        (0.02)         (0.05)         (0.08)         (0.11)
  Net realized and unrealized
   gain (loss)                                    0.49             1.30         (0.85)         (1.50)         (2.57)          1.88
                                            ----------       ----------    ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       0.46             1.28         (0.87)         (1.55)         (2.65)          1.77
                                            ----------       ----------    ----------     ----------     ----------     ----------

Less distributions from net
 realized gain                                       -                -             -              -          (1.40)             -
                                            ----------       ----------    ----------     ----------     ----------     ----------

Net asset value, end of period              $     7.82       $     7.36    $     6.08     $     6.95     $     8.50     $    12.55
                                            ==========       ==========    ==========     ==========     ==========     ==========

TOTAL RETURN+                                     6.25%(1)        21.05%       (12.52)%       (18.24)%       (22.51)%        16.42%

RATIOS TO AVERAGE NET ASSETS(3):
EXPENSES                                          2.03%(2)         2.02%         2.07%          1.90%          1.81%          1.83%
Net investment loss                              (0.71)%(2)       (0.32)%       (0.28)%        (0.64)%        (0.74)%        (0.86)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                  $   30,589       $   32,213    $   33,056     $   50,236     $   89,912     $  138,694
Portfolio turnover rate                             54%(1)          111%          135%            50%            51%            75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                            FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                           MONTHS ENDED      ---------------------------------------------------------------------
                                         NOVEMBER 30, 2004      2004          2003           2002           2001           2000
                                         -----------------   ----------    ----------     ----------     ----------     ----------
                                            (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     7.81       $     6.39    $     7.23     $     8.76     $    12.77     $    10.87
                                            ----------       ----------    ----------     ----------     ----------     ----------
Income (loss) from investment operations:

  Net investment income++                         0.01             0.05          0.04           0.02           0.05           0.00
  Net realized and unrealized gain (loss)         0.52             1.37         (0.88)         (1.55)         (2.66)          1.90
                                            ----------       ----------    ----------     ----------     ----------     ----------
Total income (loss) from investment
 operations                                       0.53             1.42         (0.84)         (1.53)         (2.61)          1.90
                                            ----------       ----------    ----------     ----------     ----------     ----------

Less distributions from net realized gain            -                -             -              -          (1.40)             -
                                            ----------       ----------    ----------     ----------     ----------     ----------

Net asset value, end of period              $     8.34       $     7.81    $     6.39     $     7.23     $     8.76     $    12.77
                                            ==========       ==========    ==========     ==========     ==========     ==========

TOTAL RETURN+                                     6.79%(1)        22.22%       (11.62)%       (17.47)%       (21.76)%        17.48%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          1.03%(2)         1.02%         1.07%          0.93%          0.82%          0.83%
Net investment income                             0.29%(2)         0.68%         0.72%          0.33%          0.25%          0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $      428       $      423    $      454     $      926     $    1,986     $    1,247
Portfolio turnover rate                             54%(1)          111%          135%            50%            51%            75%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           GLOBAL ADVANTAGE FUND


                                                               SEMIANNUAL REPORT
                                                               NOVEMBER 30, 2004

[MORGAN STANLEY LOGO]

36021RPT-RA05-00028P-Y11/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

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processed, summarized and reported within the time periods specified in the
Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a)  Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005